Income tax (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Major Components of Income Tax Expense

The major components of income tax expense for the years ended December 31, 2018, 2017 and 2016 are:

Recognised in profit or loss	2018	2017	2016
Current income tax
Current income tax charge	(2,315)	(3,397)	(555)
Adjustments in respect of income tax, including income tax penalties and changes in uncertain income tax position	(2,962)	(3,154)	766

Deferred tax
Relating to origination and reversal of temporary differences	2,596	3,401	(5,104)

Income tax expense reported in the consolidated statement of profit (loss) and other comprehensive income	(2,681)	(3,150)	(4,893)

Schedule of Reconciliation Related to Income Tax Expense

The reconciliation between the income tax expense computed by applying the Russian enacted statutory tax rates to the income from continuing operations before tax and non-controlling interest, to the income tax expense reported in the consolidated financial statements is as follows:

	2018	2017	2016
Profit before tax from continuing operations	16,217	15,720	14,151

Income tax expense at statutory income tax rate of 20%	(3,243)	(3,144)	(2,830)

Adjustments:
Adjustments in respect of income tax, including income tax penalties and changes in uncertain income tax position	(2,962)	(3,154)	766
Unrecognised current year tax losses and write-off of previously recognised asset on tax losses	4,008	4,783	513
Non-deductible expenses for tax purposes	(3,625)	(1,755)	(1,317)
Non-deductible interest expense	(363)	(254)	(1,055)
Effect of restructuring and expense related to fines and penalties on breach of covenants in credit agreements	3,460	112	(1,152)
Effect of different tax rates	(12)	262	182
Change in tax rate	56	—	—
At the effective income tax rate of 16.5% (20.0% in 2017, 34.6% in 2016) income tax expense reported in the consolidated statement of profit (loss) and other comprehensive income	(2,681)	(3,150)	(4,893)

Schedule of Deferred Tax Assets and Liabilities

The amounts reported in the accompanying consolidated financial statements consisted of the following:

	January 1, 2016	Tax (expense) benefit during the period recognised in profit or loss	Foreign currency translation effect	December 31, 2016
Deferred tax assets
Property, plant and equipment	1,055	(378)	—	677
Rehabilitation provision	510	184	—	694
Inventory	73	134	(14)	193
Trade and other receivables	1,112	(253)	(28)	831
Loans and borrowings	224	(106)	—	118
Finance lease liabilities	1,508	(389)	2	1,121
Trade and other payables and other liabilities	763	(70)	7	700
Net operating loss carry-forwards	10,611	(5,807)	(89)	4,715
Other	324	(264)	(1)	59

Deferred tax liabilities
Property, plant and equipment	(16,199)	497	37	(15,665)
Mineral licenses	(7,701)	485	—	(7,216)
Inventory	(604)	(83)	3	(684)
Trade and other receivables	(224)	100	—	(124)
Loans and borrowings	(454)	350	1	(103)
Trade and other payables and other liabilities	(596)	496	4	(96)

Deferred tax assets (liabilities), net	(9,598)	(5,104)	(78)	(14,780)

	January 1, 2017	Tax benefit (expense) during the period recognised in profit or loss	Foreign currency translation effect	December 31, 2017
Deferred tax assets
Property, plant and equipment	677	81	1	759
Rehabilitation provision	694	108	—	802
Inventory	193	(9)	(5)	179
Trade and other receivables	831	(92)	(4)	735
Loans and borrowings	118	195	—	313
Finance lease liabilities	1,121	(138)	—	983
Trade and other payables and other liabilities	700	(31)	(13)	656
Net operating loss carry-forwards	4,715	3,248	9	7,972
Other	59	26	1	86

Deferred tax liabilities
Property, plant and equipment	(15,665)	(193)	(11)	(15,869)
Mineral licenses	(7,216)	564	—	(6,652)
Inventory	(684)	(117)	—	(801)
Trade and other receivables	(124)	(207)	1	(330)
Loans and borrowings	(103)	(9)	—	(112)
Trade and other payables and other liabilities	(96)	(25)	2	(119)

Deferred tax assets (liabilities), net	(14,780)	3,401	(19)	(11,398)

	January 1, 2018	Adjustment on initial application of IFRS 9	As of January 1, 2018 adjusted for the effect of IFRS 9	Tax (expense) benefit during the period recognised in profit or loss	Foreign currency translation effect	December 31, 2018
Deferred tax assets
Property, plant and equipment	759	—	759	(373)	—	386
Rehabilitation provision	802	—	802	(29)	—	773
Inventory	179	—	179	1,537	—	1,716
Trade and other receivables	735	—	735	52	3	790
Loans and borrowings	313	822	1,135	(815)	—	320
Finance lease liabilities	983	—	983	(141)	1	843
Trade and other payables and other liabilities	656	—	656	213	—	869
Net operating loss carry-forwards	7,972	—	7,972	5,646	5	13,623
Other	86	—	86	(15)	3	74

Deferred tax liabilities
Property, plant and equipment	(15,869)	—	(15,869)	429	(28)	(15,468)
Mineral licenses	(6,652)	—	(6,652)	276	—	(6,376)
Inventory	(801)	—	(801)	(28)	(5)	(834)
Trade and other receivables	(330)	—	(330)	(160)	(9)	(499)
Loans and borrowings	(112)	50	(62)	(3,835)	(1)	(3,898)
Trade and other payables and other liabilities	(119)	—	(119)	(161)	(57)	(337)

Deferred tax assets (liabilities), net	(11,398)	872	(10,526)	2,596	(88)	(8,018)

Schedule of Deferred Tax Assets and Liabilities Recognized

Recognised in the consolidated statement of financial position:

	December 31, 2018	December 31, 2017
Deferred tax assets	5,488	96
Deferred tax liabilities	(13,506)	(11,494)

Deferred tax liabilities, net	(8,018)	(11,398)